UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
						[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	 May 15, 2009

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	78

Form 13F Information Table Value Total:	$202,390,000
List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579Y101      209     4200 SH       SOLE                     4200
ARM Holdings PLC - ADR         COM              042068106      203    45957 SH       SOLE                    45957
Abbott Laboratories            COM              002824100      293     6150 SH       SOLE                     6150
Accenture Ltd Cl A             COM              G1150G111     4504   163836 SH       SOLE                   163836
Adobe Systems Inc              COM              00724F101     3843   179662 SH       SOLE                   179662
Aecom Technology Corp          COM              00766t100     3625   139011 SH       SOLE                   139011
Amgen Inc.                     COM              031162100     3435    69361 SH       SOLE                    69361
Apple Computer                 COM              037833100     5029    47845 SH       SOLE                    47845
Bank of New York Mellon Corp   COM              064058100      416    14729 SH       SOLE                    14729
Berkshire Hathaway Class B     COM              084670207     5423     1923 SH       SOLE                     1923
Boeing                         COM              097023105      287     8058 SH       SOLE                     8058
Campbell Soup Co.              COM              134429109     4871   178048 SH       SOLE                   178048
Caterpillar                    COM              149123101     2679    95821 SH       SOLE                    95821
Celgene Corp                   COM              151020104     3518    79234 SH       SOLE                    79234
Cerner Corp                    COM              156782104     6227   141619 SH       SOLE                   141619
Chevron Corp                   COM              166764100     5639    83866 SH       SOLE                    83866
Cisco Systems Inc              COM              17275R102     4529   270048 SH       SOLE                   270048
Coca Cola Co.                  COM              191216100      574    13060 SH       SOLE                    13060
Comcast Corp Class A           COM              20030N101     4415   323688 SH       SOLE                   323688
ConocoPhillips                 COM              20825C104     3753    95846 SH       SOLE                    95846
Cooper Industries Ltd          COM              G24182100     3983   154012 SH       SOLE                   154012
EMC Corporation                COM              268648102     4945   433799 SH       SOLE                   433799
EQT Corp                       COM              26884L109     4555   145379 SH       SOLE                   145379
Emerson Electric               COM              291011104      248     8688 SH       SOLE                     8688
Exxon Mobil Corp               COM              30231G102      449     6587 SH       SOLE                     6587
Financial Select Sector SPDR F COM              81369y605      104    11859 SH       SOLE                    11859
GSI Commerce Inc               COM              36238g102      273    20804 SH       SOLE                    20804
General Electric               COM              369604103     3081   304755 SH       SOLE                   304755
Genzyme Corp                   COM              372917104     3306    55666 SH       SOLE                    55666
Goldman Sachs                  COM              38141G104     6968    65726 SH       SOLE                    65726
Google Inc                     COM              38259P508     4973    14288 SH       SOLE                    14288
Healthcare Select Sector SPDR  COM              81369y209      205     8449 SH       SOLE                     8449
IShares Russell 1000 Growth    COM              464287614      389    11103 SH       SOLE                    11103
ITT Industries Inc             COM              450911102     4209   109397 SH       SOLE                   109397
Johnson & Johnson              COM              478160104      334     6354 SH       SOLE                     6354
Market Vectors Gold Miners ETF COM              57060u100      281     7630 SH       SOLE                     7630
Marvell Technology             COM              g5876h105      115    12554 SH       SOLE                    12554
Medtronic Inc                  COM              585055106     3422   116120 SH       SOLE                   116120
Merck & Co.                    COM              589331107      227     8500 SH       SOLE                     8500
Microsoft                      COM              594918104     5804   315948 SH       SOLE                   315948
Morgan Stanley                 COM              617446448     1820    79942 SH       SOLE                    79942
National Oilwell Varco Inc     COM              637071101     3919   136516 SH       SOLE                   136516
Nike Inc Class B               COM              654106103     2870    61200 SH       SOLE                    61200
Oneok Inc                      COM              682680103      217     9580 SH       SOLE                     9580
Oracle Sys Corp.               COM              68389X105      217    12024 SH       SOLE                    12024
PNC Financial Services Group I COM              693475105     3988   136150 SH       SOLE                   136150
Paccar Inc                     COM              693718108      500    19415 SH       SOLE                    19415
Peabody Energy                 COM              704549104     2865   114436 SH       SOLE                   114436
Penn National Gaming           COM              707569109      249    10303 SH       SOLE                    10303
PepsiCo Inc.                   COM              713448108     5628   109327 SH       SOLE                   109327
Petrochina Co LTD - ADR        COM              71646E100      215     2702 SH       SOLE                     2702
Philip Morris International In COM              718172109      279     7850 SH       SOLE                     7850
PowerShares QQQ                COM              73935a104      303    10000 SH       SOLE                    10000
Powershares Wilderhill Clean E COM              73935X500      106    14000 SH       SOLE                    14000
Procter & Gamble               COM              742718109     4641    98548 SH       SOLE                    98548
Qualcomm Inc                   COM              747525103     5232   134465 SH       SOLE                   134465
S&P 500 Depository Receipt     COM              78462F103     5220    65647 SH       SOLE                    65647
S&P Mid-Cap 400 Depository Rec COM              595635103     1022    11538 SH       SOLE                    11538
S&P Small-Cap 600 iShares Trus COM              464287804      858    23572 SH       SOLE                    23572
Schlumberger Ltd.              COM              806857108     4057    99882 SH       SOLE                    99882
Starbucks Corporation          COM              855244109     4385   394721 SH       SOLE                   394721
Target Corp                    COM              87612E106     4180   121551 SH       SOLE                   121551
Technology Select Sector SPDR  COM              81369y803      181    11605 SH       SOLE                    11605
Vanguard Total Stock Mkt ETF   COM              922908769      917    23165 SH       SOLE                    23165
Varian Medical Sys             COM              92220P105     2416    79380 SH       SOLE                    79380
Walgreen Co.                   COM              931422109     4384   168876 SH       SOLE                   168876
iShares Russell 2000 Index Fun COM              464287655     2122    50469 SH       SOLE                    50469
America Movil - ADR Series L   INTL EQ          02364w105     3716   137221 SH       SOLE                   137221
Melco Crown Entertainment ADR  INTL EQ          585464100       91    27668 SH       SOLE                    27668
Nestle SA ADR                  INTL EQ          641069406     5018   148272 SH       SOLE                   148272
Roche Holdings AG Ltd - Spons  INTL EQ          771195104     4486   130611 SH       SOLE                   130611
Select Emerging Markets ETF- V INTL EQ          922042858     4019   170568 SH       SOLE                   170568
Telefonica SA - Spons ADR      INTL EQ          879382208      339     5687 SH       SOLE                     5687
Teva Pharmaceutical            INTL EQ          881624209     6777   150430 SH       SOLE                   150430
Vanguard FSTE All-World Ex- U  INTL EQ          922042775      960    34141 SH       SOLE                    34141
iShares China 25 Index Fund    INTL EQ          464287184     1977    69301 SH       SOLE                    69301
iShares MSCI Japan Index Fund  INTL EQ          464286848      100    12685 SH       SOLE                    12685
iShares TR MSCI EAFE Index Fun INTL EQ          464287465      769    20464 SH       SOLE                    20464